Current and deferred tax - Summary of Movement on Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	$ 19,926	$ 17,710
(Charged)/Credited to profit and loss (i)	(879)	2,216
Balance Ending	19,047	19,926
Loss Allowances For Financial Assets [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	339	270
(Charged)/Credited to profit and loss (i)	(36)	69
Balance Ending	303	339
Bonus Provision [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	2,271	1,712
(Charged)/Credited to profit and loss (i)	(1,076)	559
Balance Ending	1,195	2,271
Lease [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	396	392
(Charged)/Credited to profit and loss (i)	(125)	4
Balance Ending	271	396
Sharebased compensation (ii) [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	3,064	3,130
(Charged)/Credited to profit and loss (i)	(782)	(66)
Balance Ending	2,282	3,064
Tax Loss (iii) [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	11,916	10,513
(Charged)/Credited to profit and loss (i)	(1,534)	1,403
Balance Ending	10,382	11,916
Others (iv) Assets [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	1,940	1,693
(Charged)/Credited to profit and loss (i)	2,674	247
Balance Ending	$ 4,614	$ 1,940